UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07920

Western Asset High Income Opportunity Fund Inc.

Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

George P. Hoyt

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2023

WESTERN ASSET

HIGH INCOME

OPPORTUNITY FUND INC. (HIO)

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objectives

The Fund seeks high current income. Capital appreciation is a secondary objective.

In seeking to fulfill its investment objectives, the Fund invests, under normal market conditions, at least 80% of its net assets in high-yield securities and up to 20% in common stock equivalents, including options, warrants and rights.

II	Western Asset High Income Opportunity Fund Inc.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset High Income Opportunity Fund Inc. for the six-month reporting period ended March 31, 2023. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

April 28, 2023

Western Asset High Income Opportunity Fund Inc.	III

Performance review

For the six months ended March 31, 2023, Western Asset High Income Opportunity Fund Inc. returned 4.98% based on its net asset value (“NAV”)i and 8.31% based on its New York Stock Exchange (“NYSE”) market price per share. The Fund’s unmanaged benchmark, the Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Indexii, returned 7.88% for the same period.

The Fund has a practice of seeking to maintain a relatively stable level of distributions to shareholders. This practice has no impact on the Fund’s investment strategy and may reduce the Fund’s NAV. The Fund’s manager believes the practice helps maintain the Fund’s competitiveness and may benefit the Fund’s market price and premium/discount to the Fund’s NAV.

During this six-month period, the Fund made distributions to shareholders totaling $0.18 per share. As of March 31, 2023, the Fund estimates that 98% of the distributions were sourced from net investment income and 2% constituted a return of capital.* The performance table shows the Fund’s six-month total return based on its NAV and market price as of March 31, 2023. Past performance is no guarantee of future results.

Performance Snapshot as of March 31, 2023 (unaudited)
Price Per Share	6-Month Total Return**
$4.25 (NAV)	4.98	%†
$3.81 (Market Price)	8.31	%‡

All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

Looking for additional information?

The Fund is traded under the symbol “HIO” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under the symbol “XHIOX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund

*

These estimates are not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the Section 19 notice located in the press release section of our website, www.franklintempleton.com.

IV	Western Asset High Income Opportunity Fund Inc.

Performance review (cont’d)

issues a quarterly press release that can be found on most major financial websites as well as www.franklintempleton.com.

In a continuing effort to provide information concerning the Fund, shareholders may call 888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

Thank you for your investment in Western Asset High Income Opportunity Fund Inc. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

April 28, 2023

RISKS: The Fund is a diversified closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objectives. The Fund’s common stock is traded on the New York Stock Exchange. Similar to stocks, the Fund’s share price will fluctuate with market conditions and, at the time of sale, may be worth more or less than the original investment. Shares of closed-end funds often trade at a discount to their net asset value. Diversification does not assure against market loss. The Fund’s investments are subject to a number of risks, such as credit risk, inflation risk and interest rate risk. The Fund may invest in lower-rated high yield bonds, commonly known as “junk bonds,” which are subject to greater credit risk (risk of default) and liquidity risk than higher-rated obligations. The Fund is also permitted purchases of equity securities. Equity securities generally have greater price volatility than fixed income securities. As interest rates rise, bond prices fall, reducing the value of the Fund’s holdings. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. In addition, the Fund may invest in foreign securities, which are subject to certain risks of overseas investing, including currency fluctuations and changes in political, social and economic conditions, which could result in significant fluctuations. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed

Western Asset High Income Opportunity Fund Inc.	V

conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The Fund may also invest in money market funds, including funds affiliated with the Fund’s manager and subadvisers.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

Net asset value (“NAV”) is calculated by subtracting total liabilities, including liabilities associated with financial leverage (if any), from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.

ii

The Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

VI	Western Asset High Income Opportunity Fund Inc.

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of March 31, 2023 and September 30, 2022 and does not include derivatives, such as forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset High Income Opportunity Fund Inc. 2023 Semi-Annual Report	1

Schedule of investments (unaudited)

March 31, 2023

Western Asset High Income Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Corporate Bonds & Notes — 91.9%
Communication Services — 14.3%
Diversified Telecommunication Services — 3.1%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	2,290,000		$1,864,289	(a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	2,140,000		1,703,237	(a)
Altice France Holding SA, Senior Notes	6.000%	2/15/28	480,000		306,768	(a)
Altice France Holding SA, Senior Secured Notes	8.000%	5/15/27	720,000	EUR	585,315	(b)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	5,870,000		4,495,833	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	1,400,000		1,054,830	(a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	980,000		750,245	(a)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	2,020,000		1,981,509	(a)
Total Diversified Telecommunication Services					12,742,026
Interactive Media & Services — 0.1%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	360,000		293,364	(a)
Media — 7.0%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	17,610,000		13,791,888	(a)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.750%	4/15/28	570,000		428,013	(a)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	1,140,000		811,224	(a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	2,760,000		2,502,382	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	2,333,000		2,082,902
DISH DBS Corp., Senior Notes	7.750%	7/1/26	3,720,000		2,459,050
DISH DBS Corp., Senior Notes	7.375%	7/1/28	1,780,000		1,017,412
DISH DBS Corp., Senior Notes	5.125%	6/1/29	4,260,000		2,273,051
TalkTalk Telecom Group Ltd., Senior Notes	3.875%	2/20/25	500,000	GBP	516,586	(b)
Virgin Media Vendor Financing Notes III DAC, Senior Secured Notes	4.875%	7/15/28	2,000,000	GBP	2,106,014	(a)
VZ Secured Financing BV, Senior Secured Notes	5.000%	1/15/32	680,000		555,475	(a)
Total Media					28,543,997
Wireless Telecommunication Services — 4.1%
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	600,000		316,500	(a)
CSC Holdings LLC, Senior Notes	4.625%	12/1/30	1,750,000		864,587	(a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	10,600,000		5,380,454	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,190,000		2,355,345

See Notes to Financial Statements.

2	Western Asset High Income Opportunity Fund Inc. 2023 Semi-Annual Report

Western Asset High Income Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Wireless Telecommunication Services — continued
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,910,000		$7,201,690
Sprint LLC, Senior Notes	7.875%	9/15/23	360,000		362,986
Total Wireless Telecommunication Services					16,481,562
Total Communication Services					58,060,949
Consumer Discretionary — 18.8%
Automobile Components — 3.4%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	3,529,000		3,404,973	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	5,293,000		4,877,129
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	830,000		701,940
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	5,196,000		4,877,070	(a)
Total Automobile Components					13,861,112
Automobiles — 0.5%
Ford Motor Co., Senior Notes	3.250%	2/12/32	1,000,000		787,367
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	1,000,000		1,028,500
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	520,000		429,174
Total Automobiles					2,245,041
Distributors — 0.5%
Ritchie Bros Holdings Inc., Senior Notes	7.750%	3/15/31	1,770,000		1,857,208	(a)
Diversified Consumer Services — 2.7%
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	1,070,000	EUR	992,956	(b)
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	2,750,000	EUR	2,551,988	(a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	600,000		494,862	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,975,000		2,048,651
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	4,540,000		3,495,641	(a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	2,200,000		1,185,349	(a)
Total Diversified Consumer Services					10,769,447
Hotels, Restaurants & Leisure — 10.9%
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	2,600,000	EUR	2,400,270	(a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	1,510,000		1,625,809	(a)
Carnival PLC, Senior Notes	1.000%	10/28/29	5,780,000	EUR	3,231,541
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	1,880,000		1,515,628	(a)

See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2023 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

March 31, 2023

Western Asset High Income Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Hotels, Restaurants & Leisure — continued
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,430,000		$1,302,587	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	1,230,000		1,234,945	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	900,000		871,252
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	750,000		677,723
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	2,007,000		1,644,737	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	1,610,000		1,499,095	(a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	500,000		426,075	(a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	5,051,000		4,335,980	(a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	4,540,000		3,683,620	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	2,980,000		2,657,787	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	1,840,000		1,626,560	(a)
Royal Caribbean Cruises Ltd., Senior Notes	7.250%	1/15/30	1,660,000		1,671,869	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	1,310,000	GBP	1,486,735	(b)
Saga PLC, Senior Notes	5.500%	7/15/26	790,000	GBP	767,453	(b)
Sands China Ltd., Senior Notes	3.350%	3/8/29	1,820,000		1,513,300
Sands China Ltd., Senior Notes	4.875%	6/18/30	1,470,000		1,303,714
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	1,200,000		1,268,592	(a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	1,800,000		1,546,875	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	140,000		124,410	(a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	240,000		222,887	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	2,470,000		2,103,500	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	2,174,000		1,783,126	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	1,490,000		1,512,752	(a)
Total Hotels, Restaurants & Leisure					44,038,822
Specialty Retail — 0.8%
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	1,800,000		1,261,701	(a)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	500,000		491,340	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	1,590,000		1,566,857
Total Specialty Retail					3,319,898
Total Consumer Discretionary					76,091,528
Consumer Staples — 2.7%
Consumer Staples Distribution & Retail — 1.0%
Bellis Acquisition Co. PLC, Senior Secured Notes	3.250%	2/16/26	3,970,000	GBP	4,025,911	(b)

See Notes to Financial Statements.

4	Western Asset High Income Opportunity Fund Inc. 2023 Semi-Annual Report

Western Asset High Income Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Food Products — 1.4%
Bellis Finco PLC, Senior Notes	4.000%	2/16/27	1,000,000	GBP	$880,507	(a)
FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	1,550,000		1,448,977	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	3,620,000		3,601,574	(a)
Total Food Products					5,931,058
Household Products — 0.3%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	1,210,000		1,196,063
Total Consumer Staples					11,153,032
Energy — 16.6%
Energy Equipment & Services — 0.4%
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	2,000,000		1,697,470	(a)
Oil, Gas & Consumable Fuels — 16.2%
Apache Corp., Senior Notes	5.100%	9/1/40	1,480,000		1,256,557
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	730,000		723,357	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	300,000		294,129
Continental Resources Inc., Senior Notes	4.375%	1/15/28	220,000		207,524
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,050,000		814,205
Ecopetrol SA, Senior Notes	8.875%	1/13/33	880,000		891,440
Ecopetrol SA, Senior Notes	5.875%	5/28/45	3,100,000		2,154,500
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	2,800,000		2,096,005	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	2,130,000		1,882,610	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	3,300,000		2,783,550	(c)(d)
EQM Midstream Partners LP, Senior Notes	4.500%	1/15/29	1,020,000		868,321	(a)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	780,000		756,549	(a)
EQM Midstream Partners LP, Senior Notes	4.750%	1/15/31	230,000		191,220	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	1,440,000		1,354,918
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	6,920,000		8,052,360
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,520,000		1,679,306	(a)
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	1,330,000		1,292,760
Occidental Petroleum Corp., Senior Notes	5.875%	9/1/25	4,970,000		5,013,445
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	750,000		756,352
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,070,000		1,077,426
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	660,000		637,563

See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2023 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2023

Western Asset High Income Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	5,120,000	$4,871,424
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	1,000,000	667,772
Range Resources Corp., Senior Notes	4.875%	5/15/25	790,000	775,379
Range Resources Corp., Senior Notes	8.250%	1/15/29	620,000	654,069
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,140,000	952,897	(a)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	8.500%	10/15/26	1,430,000	1,374,259	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	670,000	683,718
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,620,000	1,459,215	(a)
Western Midstream Operating LP, Senior Notes	4.300%	2/1/30	2,900,000	2,642,625
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,070,000	908,269
Western Midstream Operating LP, Senior Notes	5.500%	2/1/50	9,585,000	8,147,250
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,030,000	1,022,788
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	620,000	691,179
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	3,190,000	3,125,882
YPF SA, Senior Notes	8.500%	7/28/25	1,600,000	1,406,824	(a)
YPF SA, Senior Notes	6.950%	7/21/27	1,530,000	1,138,029	(a)
Total Oil, Gas & Consumable Fuels				65,305,676
Total Energy				67,003,146
Financials — 11.9%
Banks — 7.1%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	5,040,000	4,069,800	(a)(c)(d)
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year ICE Swap Rate + 4.842%)	7.750%	9/15/23	1,130,000	1,039,358	(c)(d)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	1,540,000	1,389,850	(c)(d)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	960,000	822,029	(a)(d)

See Notes to Financial Statements.

6	Western Asset High Income Opportunity Fund Inc. 2023 Semi-Annual Report

Western Asset High Income Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	1,470,000	$1,410,759	(a)(c)(d)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	2,290,000	2,219,935	(a)(c)(d)
HSBC Holdings PLC, Subordinated Notes (8.113% to 11/3/32 then SOFR + 4.250%)	8.113%	11/3/33	1,440,000	1,614,182	(d)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	3,120,000	2,998,669	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	4,610,000	4,372,261	(a)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	750,000	546,455	(a)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	2,060,000	1,866,838	(c)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	1,840,000	1,711,789	(c)(d)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	2,040,000	2,033,456	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	2,710,000	2,502,365	(a)(d)
Total Banks				28,597,746
Capital Markets — 1.5%
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	1,380,000	67,275	*(a)(c)(d)(e)
Credit Suisse Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	1,150,000	1,184,500	(a)(d)
Credit Suisse Group AG, Junior Subordinated Notes (5.250% to 8/11/27 then 5 year Treasury Constant Maturity Rate + 4.889%)	5.250%	2/11/27	7,450,000	363,187	*(a)(c)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	1,730,000	84,338	*(a)(c)(d)(e)

See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2023 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2023

Western Asset High Income Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,880,000	$2,036,561
UBS Group AG, Junior Subordinated Notes (6.875% to 8/7/25 then USD 5 year ICE Swap Rate + 4.590%)	6.875%	8/7/25	1,220,000	1,104,100	(b)(c)(d)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,470,000	1,398,279	(a)(c)(d)
Total Capital Markets				6,238,240
Consumer Finance — 0.6%
Navient Corp., Senior Notes	5.875%	10/25/24	1,080,000	1,050,449
Navient Corp., Senior Notes	6.750%	6/15/26	1,400,000	1,366,722
Total Consumer Finance				2,417,171
Financial Services — 2.4%
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	600,000	580,965
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	6,860,102	6,197,484	(a)(f)
Huarong Finance 2017 Co. Ltd., Senior Notes (3 mo. USD LIBOR + 1.325%)	6.502%	7/3/23	880,000	875,895	(b)(d)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.125%	9/30/23	1,090,000	1,051,644	(b)
Huarong Finance II Co. Ltd., Senior Notes	4.625%	6/3/26	700,000	587,125	(b)
Huarong Finance II Co. Ltd., Senior Notes	4.875%	11/22/26	650,000	539,168	(b)
Total Financial Services				9,832,281
Insurance — 0.3%
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,010,000	1,057,776	(a)
Total Financials				48,143,214
Health Care — 6.9%
Health Care Providers & Services — 3.6%
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	1,440,000	1,064,592	(a)
HCA Inc., Senior Notes	7.690%	6/15/25	490,000	507,142
HCA Inc., Senior Notes	7.500%	11/15/95	6,265,000	6,881,808
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	3,910,000	3,849,395
Tenet Healthcare Corp., Senior Notes	6.125%	10/1/28	1,890,000	1,813,162
Tenet Healthcare Corp., Senior Notes	6.875%	11/15/31	250,000	239,011
Total Health Care Providers & Services				14,355,110

See Notes to Financial Statements.

8	Western Asset High Income Opportunity Fund Inc. 2023 Semi-Annual Report

Western Asset High Income Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Pharmaceuticals — 3.3%
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	530,000		$198,419	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	2/15/31	490,000		189,875	(a)
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	3,710,000		2,192,239	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	5.000%	4/1/28	637,000	EUR	611,506	(a)
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	70,000		52,140	*(a)(e)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	3,510,000		3,513,791
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,150,000		1,041,877
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	6,200,000		5,622,201
Total Pharmaceuticals					13,422,048
Total Health Care					27,777,158
Industrials — 11.4%
Aerospace & Defense — 0.8%
Bombardier Inc., Senior Notes	7.500%	2/1/29	660,000		674,850	(a)
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	2,660,000		2,711,538	(a)
Total Aerospace & Defense					3,386,388
Building Products — 0.3%
Standard Industries Inc., Senior Notes	5.000%	2/15/27	899,000		855,048	(a)
Standard Industries Inc., Senior Notes	4.375%	7/15/30	342,000		297,926	(a)
Total Building Products					1,152,974
Commercial Services & Supplies — 2.0%
CoreCivic Inc., Senior Notes	8.250%	4/15/26	3,530,000		3,561,452
CoreCivic Inc., Senior Notes	4.750%	10/15/27	3,160,000		2,789,934
GEO Group Inc., Secured Notes	10.500%	6/30/28	1,810,000		1,830,975
Total Commercial Services & Supplies					8,182,361
Machinery — 0.6%
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	2,580,000		2,326,979
Passenger Airlines — 7.3%
American Airlines Group Inc., Senior Notes	3.750%	3/1/25	5,470,000		5,024,630	(a)
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	1,060,000		1,031,873	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	430,000		423,697	(a)

See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2023 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

March 31, 2023

Western Asset High Income Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Passenger Airlines — continued
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	450,000	$432,135	(a)
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	4,660,000	4,657,704
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	2,580,000	2,471,021
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	720,000	749,909
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	6,330,000	6,494,083	(a)
Hawaiian Brand Intellectual Property Ltd./ HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	500,000	475,310	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	2,227,000	2,222,023	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	3,965,999	3,979,582	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	620,000	624,458	(a)
United Airlines Holdings Inc., Senior Notes	5.000%	2/1/24	800,000	785,467
Total Passenger Airlines				29,371,892
Trading Companies & Distributors — 0.4%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,420,000	1,246,050	(a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	376,000	372,806
Total Trading Companies & Distributors				1,618,856
Total Industrials				46,039,450
Information Technology — 1.7%
Communications Equipment — 0.9%
CommScope Inc., Senior Notes	8.250%	3/1/27	1,050,000	861,000	(a)
CommScope Inc., Senior Notes	7.125%	7/1/28	3,770,000	2,785,163	(a)
Total Communications Equipment				3,646,163
Technology Hardware, Storage & Peripherals — 0.8%
Seagate HDD Cayman, Senior Notes	4.750%	6/1/23	1,370,000	1,364,945
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	670,000	657,263
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	400,000	382,973
Vericast Corp., Senior Secured Notes	11.000%	9/15/26	650,000	686,562	(a)
Total Technology Hardware, Storage & Peripherals				3,091,743
Total Information Technology				6,737,906
Materials — 4.3%
Containers & Packaging — 1.3%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,280,000	980,736	(a)(f)

See Notes to Financial Statements.

10	Western Asset High Income Opportunity Fund Inc. 2023 Semi-Annual Report

Western Asset High Income Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Containers & Packaging — continued
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	3,028,000		$2,390,333	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,510,000		1,192,009	(a)
Pactiv LLC, Senior Notes	8.375%	4/15/27	750,000		741,495
Total Containers & Packaging					5,304,573
Metals & Mining — 3.0%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	2,960,000		3,115,760
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	4,280,000		4,008,287
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	1,050,000		1,063,069
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,320,000		2,427,279
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	1,500,000		1,555,451
Total Metals & Mining					12,169,846
Total Materials					17,474,419
Real Estate — 2.4%
Health Care REITs — 0.1%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	350,000		251,104
Hotel & Resort REITs — 1.1%
Service Properties Trust, Senior Notes	5.500%	12/15/27	2,160,000		1,935,447
Service Properties Trust, Senior Notes	3.950%	1/15/28	526,000		411,185
Service Properties Trust, Senior Notes	4.950%	10/1/29	600,000		453,804
Service Properties Trust, Senior Notes	4.375%	2/15/30	2,120,000		1,584,901
Total Hotel & Resort REITs					4,385,337
Real Estate Management & Development — 1.2%
China Aoyuan Group Ltd., Senior Secured Notes	—	2/19/23	770,000		68,530	*(b)(g)
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	6/21/24	1,000,000		98,460	*(b)(e)
Country Garden Holdings Co. Ltd., Senior Secured Notes	8.000%	1/27/24	2,016,000		1,755,331	(b)
Heimstaden AB, Senior Notes	4.250%	3/9/26	900,000	EUR	690,140	(b)
Samhallsbyggnadsbolaget i Norden AB, Senior Notes	1.750%	1/14/25	230,000	EUR	219,472	(b)
Samhallsbyggnadsbolaget i Norden AB, Senior Notes	1.125%	9/4/26	2,280,000	EUR	1,797,458	(b)
Times China Holdings Ltd., Senior Secured Notes	6.750%	7/8/25	1,230,000		191,252	(b)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	6.000%	10/25/23	650,000		61,220	*(b)(e)

See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2023 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

March 31, 2023

Western Asset High Income Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Real Estate Management & Development — continued
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.500%	2/26/24	750,000	$72,697	*(b)(e)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.375%	10/30/24	1,250,000	122,637	*(b)(e)
Total Real Estate Management & Development				5,077,197
Total Real Estate				9,713,638
Utilities — 0.9%
Electric Utilities — 0.1%
Pampa Energia SA, Senior Notes	7.500%	1/24/27	340,000	304,079	(a)
Gas Utilities — 0.8%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	3,290,000	3,195,776
Total Utilities				3,499,855
Total Corporate Bonds & Notes (Cost — $370,999,787)				371,694,295
Sovereign Bonds — 3.8%
Angola — 0.4%
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	1,600,000	1,376,640	(a)
Argentina — 0.9%
Argentine Republic Government International Bond, Senior Notes, Step bond (1.500% to 7/9/23 then 3.625%)	1.500%	7/9/35	160,362	42,084
Provincia de Buenos Aires, Senior Notes, Step bond (5.250% to 9/1/23, 6.375% to 9/1/24 then 6.625%)	5.250%	9/1/37	376,221	133,301	(a)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	910,000	776,678	(b)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	500,000	426,746	(a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	2,660,000	1,982,565	(a)
Provincia de Cordoba, Senior Notes (6.875% PIK)	6.875%	2/1/29	340,000	229,500	(a)(f)
Total Argentina				3,590,874
Bahamas — 0.3%
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	1,630,000	1,231,565	(a)
Dominican Republic — 0.2%
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	1,090,000	928,280	(a)

See Notes to Financial Statements.

12	Western Asset High Income Opportunity Fund Inc. 2023 Semi-Annual Report

Western Asset High Income Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Ecuador — 0.0%††
Ecuador Government International Bond, Senior Notes, Step bond (2.500% to 7/31/23 then 3.500%)	2.500%	7/31/35	400,000		$134,910	(a)
Mexico — 1.9%
Mexican Bonos, Bonds	7.750%	5/29/31	149,470,000	MXN	7,787,868
Russia — 0.1%
Russian Federal Bond — OFZ	7.750%	9/16/26	315,370,000	RUB	203,072	*(e)
Russian Federal Bond — OFZ	7.050%	1/19/28	198,450,000	RUB	127,785	*(e)
Russian Federal Bond — OFZ	6.900%	5/23/29	121,280,000	RUB	78,094	*(e)
Total Russia					408,951
Total Sovereign Bonds (Cost — $22,141,581)					15,459,088
Convertible Bonds & Notes — 1.5%
Communication Services — 1.2%
Media — 1.2%
DISH Network Corp., Senior Notes	2.375%	3/15/24	1,780,000		1,581,975
DISH Network Corp., Senior Notes	0.000%	12/15/25	4,720,000		2,515,760
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,680,000		873,600
Total Communication Services					4,971,335
Industrials — 0.3%
Passenger Airlines — 0.3%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	1,440,000		1,167,120
Total Convertible Bonds & Notes (Cost — $7,375,788)					6,138,455
Asset-Backed Securities — 0.8%
Magnetite Ltd., 2015-12A ER (3 mo. USD LIBOR + 5.680%) (Cost — $3,362,149)	10.472%	10/15/31	3,400,000		3,053,751	(a)(d)
Senior Loans — 0.3%
Consumer Discretionary — 0.3%
Diversified Consumer Services — 0.3%
WW International Inc., Initial Term Loan (1 mo. USD LIBOR + 3.500%) (Cost — $1,627,280)	8.350%	4/13/28	2,150,000		1,255,062	(d)(h)(i)
U.S. Government & Agency Obligations — 0.2%
U.S. Government Obligations — 0.2%
U.S. Treasury Notes (Cost — $924,219)	1.500%	2/29/24	950,000		923,433

See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2023 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

March 31, 2023

Western Asset High Income Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security		Expiration Date	Warrants	Value
Warrants — 0.0%††
Financials — 0.0%††
Capital Markets — 0.0%††
EG Acquisition Corp., Class A Shares (Cost — $20,515)		5/28/28	21,426	$3,750	*

			Shares
Common Stocks — 0.0%††
Energy — 0.0%††
Energy Equipment & Services — 0.0%††
KCAD Holdings I Ltd. (Cost — $3,494,813)			427,421,041	0	*(j)(k)(l)
Total Investments before Short-Term Investments (Cost — $409,946,132)				398,527,834

Rate
Short-Term Investments — 0.4%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $1,686,104)	4.756%		1,686,104	1,686,104	(m)(n)
Total Investments — 98.9% (Cost — $411,632,236)				400,213,938
Other Assets in Excess of Liabilities — 1.1%				4,311,377
Total Net Assets — 100.0%				$404,525,315

See Notes to Financial Statements.

14	Western Asset High Income Opportunity Fund Inc. 2023 Semi-Annual Report

Western Asset High Income Opportunity Fund Inc.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	The coupon payment on this security is currently in default as of March 31, 2023.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	The maturity principal is currently in default as of March 31, 2023.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(k)	Security is valued using significant unobservable inputs (Note 1).

(l)	Value is less than $1.

(m)	Rate shown is one-day yield as of the end of the reporting period.

(n)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2023, the total market value of investments in Affiliated Companies was $1,686,104 and the cost was $1,686,104 (Note 7).

Abbreviation(s) used in this schedule:

EUR	— Euro

GBP	— British Pound

ICE	— Intercontinental Exchange

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

PIK	— Payment-In-Kind

RUB	— Russian Ruble

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2023 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

March 31, 2023

Western Asset High Income Opportunity Fund Inc.

At March 31, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	249,832	EUR	236,400	BNP Paribas SA	4/18/23	$(6,801)
USD	467,635	EUR	429,981	BNP Paribas SA	4/18/23	852
USD	735,319	EUR	680,291	BNP Paribas SA	4/18/23	(3,196)
USD	913,846	EUR	841,529	BNP Paribas SA	4/18/23	293
USD	1,608,306	EUR	1,504,890	BNP Paribas SA	4/18/23	(25,383)
USD	7,941,784	EUR	7,337,057	BNP Paribas SA	4/18/23	(23,232)
USD	581,001	EUR	546,500	Goldman Sachs Group Inc.	4/18/23	(12,273)
CAD	470	USD	352	JPMorgan Chase & Co.	4/18/23	(4)
USD	572,040	EUR	529,706	JPMorgan Chase & Co.	4/18/23	(3,002)
GBP	346,246	USD	428,673	Morgan Stanley & Co. Inc.	4/18/23	(1,385)
GBP	517,160	USD	637,848	Morgan Stanley & Co. Inc.	4/18/23	360
USD	923,207	GBP	769,000	Morgan Stanley & Co. Inc.	4/18/23	(25,786)
USD	2,487,101	GBP	2,042,900	Morgan Stanley & Co. Inc.	4/18/23	(33,964)
USD	6,303,400	GBP	5,160,588	Morgan Stanley & Co. Inc.	4/18/23	(65,083)
Net unrealized depreciation on open forward foreign currency contracts						$(198,604)

Abbreviation(s) used in this table:

CAD	— Canadian Dollar

EUR	— Euro

GBP	— British Pound

USD	— United States Dollar

See Notes to Financial Statements.

16	Western Asset High Income Opportunity Fund Inc. 2023 Semi-Annual Report

Statement of assets and liabilities (unaudited)

March 31, 2023

Assets:
Investments in unaffiliated securities, at value (Cost — $409,946,132)	$398,527,834
Investments in affiliated securities, at value (Cost — $1,686,104)	1,686,104
Foreign currency, at value (Cost — $715,056)	718,226
Interest receivable	7,124,762
Receivable for securities sold	564,200
Dividends receivable from affiliated investments	5,440
Unrealized appreciation on forward foreign currency contracts	1,505
Total Assets	408,628,071

Liabilities:
Distributions payable	2,852,977
Payable for securities purchased	560,000
Investment management fee payable	276,786
Unrealized depreciation on forward foreign currency contracts	200,109
Directors’ fees payable	26,293
Accrued expenses	186,591
Total Liabilities	4,102,756
Total Net Assets	$404,525,315

Net Assets:
Par value ($0.001 par value; 95,099,215 shares issued and outstanding; 500,000,000 shares authorized)	$95,099
Paid-in capital in excess of par value	596,564,623
Total distributable earnings (loss)	(192,134,407)
Total Net Assets	$404,525,315

Shares Outstanding	95,099,215

Net Asset Value	$4.25

See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2023 Semi-Annual Report	17

Statement of operations (unaudited)

For the Six Months Ended March 31, 2023

Investment Income:
Interest	$18,771,100
Dividends from affiliated investments	28,180
Less: Foreign taxes withheld	(23,190)
Total Investment Income	18,776,090

Expenses:
Investment management fee (Note 2)	1,652,113
Transfer agent fees	96,599
Directors’ fees	66,690
Legal fees	44,958
Audit and tax fees	26,710
Stock exchange listing fees	24,665
Shareholder reports	10,229
Custody fees	6,144
Fund accounting fees	3,995
Insurance	1,349
Miscellaneous expenses	4,009
Total Expenses	1,937,461
Less: Fee waivers and/or expense reimbursements (Note 2)	(739)
Net Expenses	1,936,722
Net Investment Income	16,839,368

Realized and Unrealized Gain (Loss) on Investments, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(12,335,802)
Forward foreign currency contracts	(338,183)
Foreign currency transactions	54,498
Net Realized Loss	(12,619,487)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	16,909,953
Forward foreign currency contracts	(948,710)
Foreign currencies	331
Change in Net Unrealized Appreciation (Depreciation)	15,961,574
Net Gain on Investments, Forward Foreign Currency Contracts and Foreign Currency Transactions	3,342,087
Increase in Net Assets From Operations	$20,181,455

See Notes to Financial Statements.

18	Western Asset High Income Opportunity Fund Inc. 2023 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended March 31, 2023 (unaudited) and the Year Ended September 30, 2022	2023	2022

Operations:
Net investment income	$16,839,368	$31,040,358
Net realized loss	(12,619,487)	(19,362,728)
Change in net unrealized appreciation (depreciation)	15,961,574	(93,946,854)
Increase (Decrease) in Net Assets From Operations	20,181,455	(82,269,224)

Distributions to Shareholders From (Note 1):
Total distributable earnings	(17,117,859)	(31,321,298)
Return of capital	—	(2,914,419)
Decrease in Net Assets From Distributions to Shareholders	(17,117,859)	(34,235,717)
Increase (Decrease) in Net Assets	3,063,596	(116,504,941)

Net Assets:
Beginning of period	401,461,719	517,966,660
End of period	$404,525,315	$401,461,719

See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2023 Semi-Annual Report	19

Financial highlights

For a share of capital stock outstanding throughout each year ended September 30, unless otherwise noted:
	2023[1,2]	2022[1]	2021[1]	2020[1]		2019[1]	2018[1]

Net asset value, beginning of period	$4.22	$5.45	$5.27	$5.50		$5.44	$5.65

Income (loss) from operations:
Net investment income	0.18	0.33	0.32	0.34		0.35	0.33
Net realized and unrealized gain (loss)	0.03	(1.20)	0.22	(0.20)		0.04	(0.21)
Total income (loss) from operations	0.21	(0.87)	0.54	0.14		0.39	0.12

Less distributions from:
Net investment income	(0.18) [3]	(0.33)	(0.30)	(0.31)		(0.34)	(0.33)
Return of capital	—	(0.03)	(0.07)	(0.07)		—	—
Total distributions	(0.18)	(0.36)	(0.37)	(0.38)		(0.34)	(0.33)
Anti-dilutive impact of repurchase plan	—	—	—	0.01	[4]	0.01 [4]	0.00 [4,5]
Anti-dilutive impact of tender offer	—	—	0.01 [6]	—		—	—
Capital contributions	—	—	—	0.00	[5]	—	—

Net asset value, end of period	$4.25	$4.22	$5.45	$5.27		$5.50	$5.44

Market price, end of period	$3.81	$3.68	$5.19	$4.90		$5.05	$4.76
Total return, based on NAV[7,8]	4.98%	(16.60)%	10.73%	3.13%[9]		7.63%	2.15%
Total return, based on Market Price[10]	8.31%	(23.16)%	13.92%	5.05%		13.72%	(0.84)%

Net assets, end of period (millions)	$405	$401	$518	$668		$703	$703

Ratios to average net assets:
Gross expenses	0.94%[11]	0.93%	0.91%	1.01%[12]		0.88%	0.89%
Net expenses[13]	0.94 [11,14]	0.93 [14]	0.89 [14]	0.99	12,[14]	0.86 [14]	0.89
Net investment income	8.15 [11]	6.66	5.82	6.35		6.46	6.00

Portfolio turnover rate	21%	79%	46%	63%		83%	104%

See Notes to Financial Statements.

20	Western Asset High Income Opportunity Fund Inc. 2023 Semi-Annual Report

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2023 (unaudited).

[3]

The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[4]

The repurchase plan was completed at an average repurchase price of $3.67 for 1,150,582 shares and $4,227,008 for the year ended September 30, 2020, an average repurchase price of $4.53 for 1,186,747 shares and $5,381,207 for the year ended September 30, 2019 and an average repurchase price of $4.82 for 95,929 shares and $462,283 for the year ended September 30, 2018.

[5]	Amount represents less than $0.005 or greater than $(0.005) per share.

[6]	The tender offer was completed at a price of $5.37 for 31,699,738 shares and $170,227,593 for the year ended September 30, 2021.

[7]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[9]	Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been unchanged.

[10]

The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[11]	Annualized.

[12]

Included in the expense ratios are certain non-recurring legal and transfer agent fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.92% and 0.90%, respectively.

[13]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[14]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2023 Semi-Annual Report	21

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset High Income Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income. Capital appreciation is a secondary objective. In seeking to fulfill its investment objectives, the Fund invests, under normal market conditions, at least 80% of its net assets in high-yield securities and up to 20% in common stock equivalents, including options, warrants and rights.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services –Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

22	Western Asset High Income Opportunity Fund Inc. 2023 Semi-Annual Report

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset High Income Opportunity Fund Inc. 2023 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$371,694,295	—		$371,694,295
Sovereign Bonds	—	15,459,088	—		15,459,088
Convertible Bonds & Notes	—	6,138,455	—		6,138,455
Asset-Backed Securities	—	3,053,751	—		3,053,751
Senior Loans	—	1,255,062	—		1,255,062
U.S. Government & Agency Obligations	—	923,433	—		923,433
Warrants	$3,750	—	—		3,750
Common Stocks	—	—	$0	*	0	*
Total Long-Term Investments	3,750	398,524,084	0	*	398,527,834
Short-Term Investments†	1,686,104	—	—		1,686,104
Total Investments	$1,689,854	$398,524,084	—		$400,213,938
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$1,505	—		$1,505
Total	$1,689,854	$398,525,589	$0	*	$400,215,443

24	Western Asset High Income Opportunity Fund Inc. 2023 Semi-Annual Report

	LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$200,109	—	$200,109

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

Western Asset High Income Opportunity Fund Inc. 2023 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar

26	Western Asset High Income Opportunity Fund Inc. 2023 Semi-Annual Report

can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(g) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and

Western Asset High Income Opportunity Fund Inc. 2023 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of March 31, 2023, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $200,109. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivative counterparties.

(h) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(i) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(k) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended,

28	Western Asset High Income Opportunity Fund Inc. 2023 Semi-Annual Report

applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(l) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.80% of the Fund’s average daily net assets.

The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

During the year ended March 31, 2023, fees waived and/or expenses reimbursed amounted to $739, all of which was an affiliated money market fund waiver.

LMPFA delegates to Western Asset the day-to-day portfolio management of the Fund. Western Asset Limited provides certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated debt securities. Western Asset Limited does not receive any compensation from the Fund and is paid by Western Asset for its services to the Fund. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Limited a monthly subadvisory fee in an

Western Asset High Income Opportunity Fund Inc. 2023 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to Western Asset Limited to manage.

All officers and one Director of the Fund are employees of Franklin Resources or its affiliates and do not receive compensation from the Fund.

3. Investments

During the six months ended March 31, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$82,397,341	$2,593,336
Sales	80,600,821	8,807,176

At March 31, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$411,632,236	$23,847,054	$(35,265,352)	$(11,418,298)
Forward foreign currency contracts	—	1,505	(200,109)	(198,604)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at March 31, 2023.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$1,505

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$200,109

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

30	Western Asset High Income Opportunity Fund Inc. 2023 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended March 31, 2023. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$(338,183)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$(948,710)

During the six months ended March 31, 2023, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to buy)	$371,417
Forward foreign currency contracts (to sell)	16,186,840

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of March 31, 2023.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
BNP Paribas SA	$1,145	$(58,612)	$(57,467)	—	$(57,467)
Goldman Sachs Group Inc.	—	(12,273)	(12,273)	—	(12,273)
JPMorgan Chase & Co.	—	(3,006)	(3,006)	—	(3,006)
Morgan Stanley & Co. Inc.	360	(126,218)	(125,858)	—	(125,858)
Total	$1,505	$(200,109)	$(198,604)	—	$(198,604)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

Western Asset High Income Opportunity Fund Inc. 2023 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

5. Distributions subsequent to March 31, 2023

The following distributions have been declared by the Fund’s Board of Directors and are payable subsequent to the period end of this report:

Record Date	Payable Date	Amount
3/24/2023	4/3/2023	$0.0300
4/21/2023	5/1/2023	$0.0300
5/23/2023	6/1/2023	$0.0300
6/23/2023	7/3/2023	$0.0300
7/24/2023	8/1/2023	$0.0300
8/24/2023	9/1/2023	$0.0300

6. Stock repurchase program

On November 16, 2015, the Fund announced that the Fund’s Board of Directors (the “Board”) had authorized the Fund to repurchase in the open market up to approximately 10% of the Fund’s outstanding common stock when the Fund’s shares are trading at a discount to net asset value. The Board has directed management of the Fund to repurchase shares of common stock at such times and in such amounts as management reasonably believes may enhance stockholder value. The Fund is under no obligation to purchase shares at any specific discount levels or in any specific amounts. During the six months ended March 31, 2023, and the year ended September 30, 2022, the Fund did not repurchase any shares.

Since the commencement of the stock repurchase program through March 31, 2023, the Fund repurchased 2,433,258 shares or 1.88% of its common shares outstanding for a total amount of $10,070,498.

7. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended March 31, 2023. The following transactions were effected in such company for the six months ended March 31, 2023.

	Affiliate Value at September 30,	Purchased		Sold
	2022	Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$2,535,492	$34,274,122	34,274,122	$35,123,510	35,123,510

32	Western Asset High Income Opportunity Fund Inc. 2023 Semi-Annual Report

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2023
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$28,180	—	$1,686,104

8. Deferred capital losses

As of September 30, 2022, the Fund had deferred capital losses of $158,562,051, which have no expiration date, that will be available to offset future taxable capital gains.

9. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

10. Other matters

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. In March 2022, the U.S. federal government enacted legislation to establish a process for replacing LIBOR in certain existing contracts that do not already provide for the use of a clearly defined or practicable replacement benchmark rate as described in the legislation. Generally speaking, for contracts that do not contain a fallback provision as described in the legislation, a benchmark replacement recommended by the Federal Reserve Board will effectively automatically replace the USD LIBOR benchmark in the contract after June 30, 2023. The recommended benchmark replacement will be based on the Secured Overnight Financing Rate (SOFR) published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark

Western Asset High Income Opportunity Fund Inc. 2023 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

replacement conforming changes. There remains uncertainty regarding the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally.

*  *  *

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. At March 31, 2023, the Fund had 0.10% of its net assets invested in securities with significant economic risk or exposure to Russia.

34	Western Asset High Income Opportunity Fund Inc. 2023 Semi-Annual Report

Additional shareholder information (unaudited)

Results of annual meeting of shareholders

The Annual Meeting of Shareholders of Western Asset High Income Opportunity Fund Inc. was held on April 14, 2023, for the purpose of considering and voting upon the proposals presented at the Meeting. The following table provides information concerning the matters voted upon at the Meeting:

Election of Directors

Nominees	FOR	WITHHELD	ABSTAIN
Robert D. Agdern	75,582,854	2,107,441	921,249
Carol L. Colman	75,648,851	2,042,203	920,490
Daniel P. Cronin	70,060,983	7,621,427	929,134

As of April 14, 2023, in addition to Robert D. Agdern, Carol L. Colman and Daniel P. Cronin, the other Directors of the Fund were as follows:

Paolo M. Cucchi

Eileen A. Kamerick

Nisha Kumar

Jane Trust

Ratification of Selection of Independent Registered Public Accountants

To ratify the selection of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountants of the Fund for the fiscal year ended September 30, 2023.

FOR	AGAINST	ABSTAIN
77,183,076	703,570	724,898

Western Asset High Income Opportunity Fund Inc.	35

Dividend reinvestment plan (unaudited)

Unless you elect to receive distributions in cash (i.e., opt-out), all dividends, including any capital gain dividends and return of capital distributions, on your Common Stock will be automatically reinvested by Computershare Trust Company, N.A., as agent for the stockholders (the “Plan Agent”), in additional shares of Common Stock under the Fund’s Dividend Reinvestment Plan (the “Plan”). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by Computershare Trust Company, N.A., as dividend paying agent.

If you participate in the Plan, the number of shares of Common Stock you will receive will be determined as follows:

(1) If the market price of the Common Stock (plus $0.03 per share commission) on the payment date (or, if the payment date is not a NYSE trading day, the immediately preceding trading day) is equal to or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date, the Fund will issue new Common Stock at a price equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the payment date or (b) 95% of the market price per share of the Common Stock on the payment date.

(2) If the net asset value per share of the Common Stock exceeds the market price of the Common Stock (plus $0.03 per share commission) at the close of trading on the NYSE on the payment date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Stock in the open market, on the NYSE or elsewhere, for your account as soon as practicable commencing on the trading day following the payment date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the payment date for the next succeeding dividend or distribution to be made to the stockholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price (plus $0.03 per share commission) rises so that it equals or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Stock in the open market and the Fund shall issue the remaining Common Stock at a price per share equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the day prior to the issuance of shares for reinvestment or (b) 95% of the then current market price per share.

Common Stock in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all shares of Common Stock you have received under the Plan. You may withdraw from the Plan (i.e., opt-out) by notifying the Plan Agent in writing at P.O. Box 43006, Providence, RI 02940-3078 or by calling the Plan Agent at 1-888-888-0151. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date;

36	Western Asset High Income Opportunity Fund Inc.

otherwise such withdrawal will be effective as soon as practicable after the Plan Agent’s investment of the most recently declared dividend or distribution on the Common Stock.

Plan participants who sell their shares will be charged a service charge (currently $5.00 per transaction) and the Plan Agent is authorized to deduct brokerage charges actually incurred from the proceeds (currently $0.05 per share commission). There is no service charge for reinvestment of your dividends or distributions in Common Stock. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional shares of Common Stock, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Stock over time. Dollar cost averaging is a technique for lowering the average cost per share over time if the Fund’s net asset value declines. While dollar cost averaging has definite advantages, it cannot assure profit or protect against loss in declining markets.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Investors will be subject to income tax on amounts reinvested under the Plan.

The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. The Plan may be terminated, amended or supplemented by the Fund upon notice in writing mailed to stockholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination or amendment is to be effective. Upon any termination, you will be sent cash for any fractional share of Common Stock in your account. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your Common Stock on your behalf. Additional information about the Plan and your account may be obtained from the Plan Agent at P.O. Box 43006, Providence, RI 02940-3078 or by calling the Plan Agent at 1-888-888-0151.

Western Asset High Income Opportunity Fund Inc.	37

Western Asset

High Income Opportunity Fund Inc.

Directors

Robert D. Agdern

Carol L. Colman

Daniel P. Cronin

Paolo M. Cucchi

Eileen A. Kamerick

Nisha Kumar

Jane Trust

Chairman

Officers

Jane Trust

President and Chief Executive Officer

Christopher Berarducci

Treasurer and Principal Financial Officer

Fred Jensen

Chief Compliance Officer

George P. Hoyt

Secretary and Chief Legal Officer

Thomas C. Mandia

Senior Vice President

Jeanne M. Kelly

Senior Vice President

Western Asset High Income Opportunity Fund Inc.

620 Eighth Avenue

47th Floor

New York, NY 10018

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Custodian

The Bank of New York Mellon

Transfer agent

Computershare Inc.

P.O. Box 43006

Providence, RI 02940-3078

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legal counsel

Simpson Thacher & Bartlett LLP

900 G Street NW

Washington, DC 20001

New York Stock Exchange Symbol

HIO

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include the Western Asset Money Market Funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation; and

•	Online account access user IDs, passwords, security challenge question responses.

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time, they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Funds at 1-877-721-1926 for the Western Asset Money Market Funds or 1-888-777-0102 for the Legg Mason-sponsored closed-end funds.

Revised October 2022

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker, dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2022

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset High Income Opportunity Fund Inc.

Western Asset High Income Opportunity Fund Inc.

620 Eighth Avenue

47th Floor

New York, NY 10018

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its stock.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-888-777-0102.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on Franklin Templeton’s website, which can be accessed at www.franklintempleton.com. Any reference to Franklin Templeton’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate Franklin Templeton’s website in this report.

This report is transmitted to the shareholders of Western Asset High Income Opportunity Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Computershare Inc.

P.O. Box 43006

Providence, RI 02940-3078

WAS04035 5/23 SR23-4648

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLOCIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset High Income Opportunity Fund Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 22, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	May 22, 2023